Investments in affiliates (Tables)	12 Months Ended
Dec. 31, 2021
Investments in affiliates
Investments in affiliates
	December 31,
	2021	2020

Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Interest held	19.4%	19.4%

	US$’000	US$’000

Long-term investment, at cost, less impairment	5,540	5,540
Share of undistributed profits	2,537	2,544

	8,077	8,084

Summary of the financial information of the affiliates
	December 31,
	2021	2020
Balance Sheet:	US$’000	US$’000

Current assets	42,510	44,918

Non-current assets	15,172	15,258

Total assets	57,682	60,176

Total liabilities	(27,376)	(30,889)

Total shareholders’ equity	30,306	29,287
	Year ended December 31,
	2021	2020
Operating results:	US$’000	US$’000

Net sales	51,280	43,933

Operating income	1,997	2,214

Net income	2,105	1,946